LEASES - Maturities of lease liabilities (Details) - ConnectM Before Business Combination	Dec. 31, 2023 USD ($)
Finance Leases
2024	$ 118,020
2025	116,266
2026	65,393
2027	24,840
Total undiscounted lease payments	324,519
Less: imputed interest	(22,333)
Finance lease liabilities	302,186
Operating Leases
2024	120,425
2025	119,007
2026	51,434
2027	23,218
Total undiscounted lease payments	314,084
Less: imputed interest	(26,237)
Operating lease liabilities	287,847
Total
2024	238,445
2025	235,273
2026	116,827
2027	48,058
Total undiscounted lease payments	638,603
Less: imputed interest	(48,570)
Total lease liabilities	$ 590,033